First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	4,704,000	2,422,560
Total Convertible Bonds (Cost $3,866,198)			2,422,560

Corporate Bonds & Notes 90.4%

Aerospace & Defense 2.2%
Bombardier, Inc.(a)
04/15/2027	7.875%	542,000	549,578
Moog, Inc.(a)
12/15/2027	4.250%	440,000	412,796
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	306,000	334,018
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	701,586
03/15/2026	6.250%	2,101,000	2,102,650
08/15/2028	6.750%	651,000	657,508
TransDigm, Inc.
11/15/2027	5.500%	1,364,000	1,286,293
Total			6,044,429
Airlines 2.5%
Air Canada(a)
08/15/2026	3.875%	718,000	652,235
American Airlines, Inc.(a)
07/15/2025	11.750%	170,000	185,718
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,834,603	2,793,184
04/20/2029	5.750%	959,753	921,146
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,136,386	1,079,495
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,180,588	1,177,772
Total			6,809,550
Automotive 3.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	306,000	295,057
04/01/2027	6.500%	44,000	40,641
Clarios Global LP(a)
05/15/2025	6.750%	700,000	706,681
Ford Motor Co.
02/12/2032	3.250%	573,000	448,610
01/15/2043	4.750%	340,000	258,828
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/01/2024	4.063%	400,000	386,204
06/16/2025	5.125%	414,000	405,082
11/13/2025	3.375%	728,000	675,347
05/28/2027	4.950%	256,000	244,166
08/17/2027	4.125%	689,000	630,921
11/04/2027	7.350%	483,000	498,241
02/16/2028	2.900%	410,000	351,713
02/10/2029	2.900%	657,000	544,182
11/13/2030	4.000%	838,000	714,974
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	278,000	248,259
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	155,000	138,329
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,117,000	1,103,225
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	763,734
Total			8,454,194
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	208,000	198,723
Subordinated
11/20/2025	5.750%	367,000	344,980
Total			543,703
Brokerage/Asset Managers/Exchanges 1.8%
AG Issuer LLC(a)
03/01/2028	6.250%	29,000	26,232
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	986,000	992,157
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	623,494
NFP Corp(a)
10/01/2030	7.500%	778,000	751,534
NFP Corp.(a)
08/15/2028	4.875%	744,000	670,765
08/15/2028	6.875%	2,036,000	1,748,783
Total			4,812,965
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,259,000	1,149,954
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	486,804
2	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interface, Inc.(a)
12/01/2028	5.500%	119,000	96,970
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,022,000	907,472
12/01/2029	6.000%	686,000	566,818
White Cap Buyer LLC(a)
10/15/2028	6.875%	316,000	274,552
Total			3,482,570
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	666,000	614,305
06/01/2029	5.375%	749,000	688,006
03/01/2030	4.750%	1,876,000	1,625,773
08/15/2030	4.500%	1,354,000	1,141,302
02/01/2032	4.750%	764,000	642,986
CSC Holdings LLC(a)
12/01/2030	4.625%	840,000	413,386
02/15/2031	3.375%	3,132,000	2,163,640
DISH DBS Corp.
06/01/2029	5.125%	1,902,000	1,003,649
DISH Network Corp.(a)
11/15/2027	11.750%	133,000	127,887
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,562,000	1,221,316
09/15/2028	6.500%	942,000	388,423
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	547,476
08/01/2027	5.000%	299,000	277,910
07/15/2028	4.000%	220,000	189,108
07/01/2030	4.125%	1,100,000	899,201
Videotron Ltd.(a)
06/15/2029	3.625%	676,000	582,259
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,163,611
Ziggo BV(a)
01/15/2030	4.875%	2,067,000	1,761,700
Total			15,451,938
Chemicals 3.7%
Avient Corp.(a)
08/01/2030	7.125%	528,000	544,512
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	440,774
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	610,501
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	706,000	662,354
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	973,021
HB Fuller Co.
10/15/2028	4.250%	596,000	531,801
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	591,917
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	675,029
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	769,810
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	324,990
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	824,000	673,784
SPCM SA(a)
03/15/2027	3.125%	301,000	264,916
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	303,000	242,176
09/30/2029	7.500%	170,000	115,304
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,688,000	1,626,518
08/15/2029	5.625%	803,000	681,238
03/01/2031	7.375%	169,000	169,342
Total			9,897,987
Construction Machinery 1.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,018,000	1,773,962
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	754,534
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	142,000	146,220
03/15/2031	7.750%	167,000	174,994
Total			2,849,710
Consumer Cyclical Services 2.4%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	463,411
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,129,000	943,277
12/01/2028	6.125%	688,000	570,089
Match Group, Inc.(a)
06/01/2028	4.625%	511,000	474,934
02/15/2029	5.625%	276,000	260,533
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	454,000	450,486
Staples, Inc.(a)
04/15/2026	7.500%	479,000	419,622

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	654,967
08/15/2029	4.500%	2,543,000	2,320,544
Total			6,557,863
Consumer Products 1.6%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,207,000	1,035,425
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	667,618
Newell Brands, Inc.
09/15/2027	6.375%	218,000	219,987
09/15/2029	6.625%	308,000	310,436
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	325,273
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	365,000	293,200
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	507,054
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	694,000	607,423
07/15/2030	5.500%	46,000	40,831
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	488,000	407,511
Total			4,414,758
Diversified Manufacturing 1.7%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	376,092
01/01/2031	9.500%	125,000	131,915
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	864,840
06/30/2029	5.875%	333,000	255,900
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	475,678
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	242,503
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	752,444
06/15/2028	7.250%	1,417,000	1,456,181
Total			4,555,553
Electric 4.9%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,228,000	1,172,650
02/15/2031	3.750%	2,003,000	1,727,551
01/15/2032	3.750%	1,003,000	836,797
FirstEnergy Corp.
11/15/2031	7.375%	225,000	254,284
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	823,571
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	488,463
09/15/2027	4.500%	2,353,000	2,243,206
NRG Energy, Inc.
01/15/2028	5.750%	440,000	431,954
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,704,033
02/15/2031	3.625%	332,000	269,128
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	238,564
PG&E Corp.
07/01/2028	5.000%	360,000	340,007
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,207,000	1,151,688
01/15/2030	4.750%	828,000	747,900
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	636,174
07/31/2027	5.000%	277,000	261,787
Total			13,327,757
Environmental 1.3%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	105,097
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,195,000	1,165,699
08/01/2025	3.750%	633,000	608,179
12/15/2026	5.125%	405,000	396,245
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,251,000	1,150,951
Total			3,426,171
Finance Companies 2.0%
Navient Corp.
03/25/2024	6.125%	437,000	430,997
06/25/2025	6.750%	445,000	436,085
OneMain Finance Corp.
09/15/2030	4.000%	292,000	218,874
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	966,000	853,733
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	719,856
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,121,000	1,683,889
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	948,962
Total			5,292,396

4	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.4%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	669,218
06/15/2030	6.000%	504,000	502,290
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,257,000	2,111,878
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	171,390
Pilgrim’s Pride Corp.
04/15/2031	4.250%	379,000	330,754
03/01/2032	3.500%	167,000	134,143
Post Holdings, Inc.(a)
03/01/2027	5.750%	591,000	580,164
01/15/2028	5.625%	440,000	431,077
04/15/2030	4.625%	324,000	290,442
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	437,403
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,049,000	852,188
Total			6,510,947
Gaming 4.1%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	647,161
Boyd Gaming Corp.(a)
06/15/2031	4.750%	157,000	142,597
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	708,796
02/15/2030	7.000%	1,042,000	1,060,032
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,197,000	1,202,203
07/01/2025	6.250%	918,000	918,287
07/01/2027	8.125%	1,232,000	1,257,160
International Game Technology PLC(a)
02/15/2025	6.500%	200,000	201,961
04/15/2026	4.125%	339,000	328,213
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	870,730
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	376,000	313,278
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	845,000	750,655
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	365,303
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	480,000	476,237
06/15/2025	4.625%	400,000	386,675
12/01/2026	4.250%	561,000	525,581
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	856,130
Total			11,010,999
Health Care 5.4%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	177,675
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	133,674
04/15/2029	5.000%	729,000	685,373
AdaptHealth LLC(a)
03/01/2030	5.125%	980,000	831,766
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	725,329
11/01/2029	3.875%	1,334,000	1,194,097
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	581,000	510,353
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	233,032
03/15/2029	3.750%	249,000	221,507
03/15/2031	4.000%	291,000	255,504
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	654,000	404,689
05/15/2030	5.250%	1,433,000	1,116,769
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	273,909
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	868,000	753,070
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,154,380
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	42,000	41,519
04/15/2027	10.000%	348,000	354,810
Teleflex, Inc.
11/15/2027	4.625%	693,000	676,616
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	211,985
Tenet Healthcare Corp.
02/01/2027	6.250%	886,000	871,522
11/01/2027	5.125%	1,522,000	1,467,677
10/01/2028	6.125%	834,000	795,172
01/15/2030	4.375%	328,000	294,464
Tenet Healthcare Corp.(a)
06/15/2030	6.125%	446,000	440,574
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	750,000	668,508
Total			14,493,974

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.6%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	311,006
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	432,000	386,083
04/01/2029	4.750%	102,000	89,163
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	848,000	848,417
Total			1,634,669
Independent Energy 5.2%
Apache Corp.
02/01/2042	5.250%	171,000	143,841
04/15/2043	4.750%	571,000	430,242
Callon Petroleum Co.(a)
06/15/2030	7.500%	287,000	269,628
Centennial Resource Production LLC(a)
04/01/2027	6.875%	140,000	137,400
CNX Resources Corp.(a)
03/14/2027	7.250%	71,000	71,507
01/15/2029	6.000%	342,000	321,395
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	2,099,000	1,988,001
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	231,950
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,840,537
02/01/2029	5.750%	418,000	388,889
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,138,756
Occidental Petroleum Corp.
09/01/2030	6.625%	1,099,000	1,156,915
01/01/2031	6.125%	1,520,000	1,577,449
05/01/2031	7.500%	300,000	331,059
09/15/2036	6.450%	1,786,000	1,878,749
SM Energy Co.
07/15/2028	6.500%	568,000	542,440
Southwestern Energy Co.
02/01/2032	4.750%	1,922,000	1,698,367
Total			14,147,125
Leisure 3.1%
Carnival Corp.(a)
03/01/2026	7.625%	481,000	438,848
03/01/2027	5.750%	1,062,000	872,073
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	842,000	905,393
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	463,626
Cinemark USA, Inc.(a)
03/15/2026	5.875%	1,647,000	1,551,073
07/15/2028	5.250%	24,000	20,830
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	274,909
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	397,215
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	976,000	1,040,821
07/01/2026	4.250%	152,000	136,412
08/31/2026	5.500%	410,000	381,090
07/15/2027	5.375%	180,000	160,465
01/15/2029	9.250%	145,000	154,120
01/15/2030	7.250%	1,487,000	1,496,242
Total			8,293,117
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	309,319
05/01/2028	5.750%	140,000	139,909
Total			449,228
Media and Entertainment 2.9%
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	611,579
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,065,000	797,969
06/01/2029	7.500%	135,000	96,211
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	932,199
iHeartCommunications, Inc.
05/01/2026	6.375%	655,000	578,037
05/01/2027	8.375%	465,000	337,950
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	954,000	779,622
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	217,635
01/15/2029	4.250%	278,000	232,832
03/15/2030	4.625%	877,000	727,054
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,327,000	1,112,479
Roblox Corp.(a)
05/01/2030	3.875%	861,000	736,641
Univision Communications, Inc.(a)
06/30/2030	7.375%	573,000	540,601
Total			7,700,809

6	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	193,468
10/01/2031	5.125%	886,000	806,207
Constellium NV(a)
02/15/2026	5.875%	438,000	438,239
Constellium SE(a)
06/15/2028	5.625%	303,000	288,395
04/15/2029	3.750%	2,594,000	2,248,706
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	595,000	553,474
04/01/2029	6.125%	2,376,000	2,245,747
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	325,000	267,024
Novelis Corp.(a)
11/15/2026	3.250%	421,000	384,488
01/30/2030	4.750%	1,043,000	958,670
08/15/2031	3.875%	267,000	224,747
Total			8,609,165
Midstream 4.9%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	559,675
DCP Midstream Operating LP
04/01/2044	5.600%	624,000	596,187
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	868,241
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	163,979
07/15/2028	5.500%	1,005,000	912,389
07/15/2048	6.500%	1,183,000	912,244
EQM Midstream Partners LP(a)
07/01/2025	6.000%	860,000	850,695
06/01/2027	7.500%	226,000	226,827
07/01/2027	6.500%	503,000	487,089
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	659,000	653,687
02/01/2028	5.000%	861,000	806,700
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,207,120
06/01/2026	6.000%	1,107,000	1,081,459
04/28/2027	5.625%	124,000	117,794
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,068,398
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	813,576
08/15/2031	4.125%	1,415,000	1,242,537
11/01/2033	3.875%	769,000	645,509
Total			13,214,106
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.7%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	247,000	235,526
01/15/2028	7.500%	452,000	415,268
Nabors Industries, Inc.(a)
05/15/2027	7.375%	305,000	298,672
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	801,000	821,332
Total			1,770,798
Other REIT 1.5%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	869,000	685,236
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	154,614
02/01/2027	4.250%	2,141,000	1,690,804
06/15/2029	4.750%	322,000	232,457
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	430,926
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	318,834
Service Properties Trust
03/15/2024	4.650%	326,000	317,850
10/01/2024	4.350%	152,000	145,523
Total			3,976,244
Packaging 1.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	249,000	246,752
09/01/2029	4.000%	1,314,000	1,033,506
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	363,913
08/15/2026	4.125%	641,000	597,017
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,139,000	931,772
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	596,686
08/15/2027	8.500%	530,000	483,723
Total			4,253,369
Pharmaceuticals 1.2%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	83,296
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	574,000	371,904
06/01/2028	4.875%	871,000	517,601
09/30/2028	11.000%	151,000	111,055
10/15/2030	14.000%	30,000	17,251

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(a),(c)
06/30/2028	0.000%	302,000	23,450
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	478,000	392,167
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	333,956
Organon Finance 1 LLC(a)
04/30/2028	4.125%	303,000	278,868
04/30/2031	5.125%	1,216,000	1,079,400
Total			3,208,948
Property & Casualty 2.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	567,000	507,613
10/15/2027	6.750%	1,234,000	1,145,085
04/15/2028	6.750%	1,213,000	1,210,919
11/01/2029	5.875%	471,000	399,939
AssuredPartners, Inc.(a)
08/15/2025	7.000%	740,000	719,441
01/15/2029	5.625%	686,000	592,411
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,106,000	938,339
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	179,336
HUB International Ltd.(a)
05/01/2026	7.000%	89,000	87,675
12/01/2029	5.625%	882,000	768,298
MGIC Investment Corp.
08/15/2028	5.250%	101,000	95,954
Radian Group, Inc.
03/15/2025	6.625%	40,000	39,778
03/15/2027	4.875%	235,000	222,239
USI, Inc.(a)
05/01/2025	6.875%	738,000	725,329
Total			7,632,356
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	553,218
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	114,111
01/15/2030	6.750%	505,000	414,970
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	651,847
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	638,601
Total			2,372,747
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	179,846
02/15/2032	5.000%	201,000	176,196
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	387,126
Hanesbrands, Inc.(a)
02/15/2031	9.000%	288,000	294,666
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	214,620
10/01/2030	6.625%	719,000	700,477
L Brands, Inc.
06/15/2029	7.500%	145,000	147,918
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	814,000	680,462
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	280,240
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,432,000	1,344,471
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	357,000	290,124
Total			4,696,146
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	6.500%	415,000	418,399
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	160,073
Total			578,472
Technology 7.8%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,480,000	1,345,640
Block, Inc.
06/01/2031	3.500%	318,000	260,944
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	213,279
03/01/2026	9.125%	129,000	124,841
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	473,203
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	723,983
07/01/2029	4.875%	963,000	870,755
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	628,000	524,577

8	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
04/15/2029	4.750%	701,000	661,553
06/15/2030	5.950%	787,000	762,635
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	604,576
06/15/2029	3.625%	304,000	271,541
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	734,254
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	626,181
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	798,000	640,818
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	861,422
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,684,000	868,368
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	991,616
NCR Corp.(a)
10/01/2028	5.000%	716,000	629,392
04/15/2029	5.125%	1,471,000	1,275,706
10/01/2030	5.250%	46,000	38,340
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	952,000	882,293
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,443,000	1,259,969
PTC, Inc.(a)
02/15/2025	3.625%	178,000	171,630
02/15/2028	4.000%	256,000	241,473
Sabre GLBL, Inc.(a)
12/15/2027	11.250%	99,000	92,025
Sensata Technologies BV(a)
09/01/2030	5.875%	503,000	498,235
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,105,720
Synaptics, Inc.(a)
06/15/2029	4.000%	635,000	548,857
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	344,711
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,021,028
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,409,453
Total			21,079,018
Wireless 2.9%
Altice France Holding SA(a)
02/15/2028	6.000%	687,000	436,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	847,000	781,713
07/15/2029	5.125%	1,760,000	1,336,371
Sprint Capital Corp.
11/15/2028	6.875%	2,101,000	2,258,179
03/15/2032	8.750%	471,000	573,229
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,308,897
07/15/2031	4.750%	1,182,000	1,012,941
Total			7,707,777
Wirelines 1.6%
CenturyLink, Inc.(a)
02/15/2027	4.000%	330,000	217,966
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	594,321
03/15/2031	8.625%	613,000	600,171
Iliad Holding SAS(a)
10/15/2026	6.500%	1,931,000	1,845,369
10/15/2028	7.000%	1,173,000	1,112,486
Total			4,370,313
Total Corporate Bonds & Notes (Cost $264,167,193)			243,631,871

Foreign Government Obligations(d) 0.6%

Canada 0.6%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	1,514,000	1,380,121
05/15/2029	4.250%	225,000	183,929
Total			1,564,050
Total Foreign Government Obligations (Cost $1,719,587)			1,564,050

Senior Loans 3.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.590%	1,124,202	986,308
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.590%	752,935	477,579
Total			1,463,887

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.460%	571,921	567,763
Media and Entertainment 1.2%
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	3,394,383	3,137,699
Technology 1.1%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 09/18/2026	9.398%	382,271	381,178
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.407%	577,687	532,195
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.657%	348,000	298,699
DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	478,000	439,760
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	346,683	337,312
3-month USD LIBOR + 3.750% 05/04/2026	8.575%	422,670	415,222
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	677,000	646,873
Total			3,051,239
Total Senior Loans (Cost $8,863,972)			8,220,588

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(g),(h)	9,743,235	9,741,286
Total Money Market Funds (Cost $9,739,607)		9,741,286
Total Investments in Securities (Cost: $288,356,557)		265,580,355
Other Assets & Liabilities, Net		3,837,381
Net Assets		269,417,736

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $203,562,149, which represents 75.56% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security in default.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2023.
10	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	8,808,317	13,263,468	(12,331,308)	809	9,741,286	(141)	116,562	9,743,235
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7010_12_B01_(05/23)